Warranty - Schedule of Company's Warranty Accruals (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance, beginning of year	$ 252	$ 208
Expense, net	164	142
Settlements	(165)	(105)
Business combination [note 5]	21	0
Foreign exchange and other	12	7
Balance, end of year	$ 284	$ 252